Property and Equipment (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 2,173,626	$ 2,226,144
Less accumulated depreciation and amortization		(1,733,020)	(1,743,174)
Total property and equipment, net	$ 459,259	440,606	482,970
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		1,119,295	1,112,377
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		112,143	108,983
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		179,999	157,236
Computer Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		135,129	148,164
Loaned Systems [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 627,060	$ 699,384